Risk Lose Money [Member] Expense Example, No Redemption - S000062425 [Member] - C000202583 [Member]	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 24
Expense Example, No Redemption, 3 Years	74
Expense Example, No Redemption, 5 Years	130
Expense Example, No Redemption, 10 Years	$ 293